DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

March 3, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS CROCI® Equity Dividend Fund and DWS ESG Core Equity Fund (“Funds”), each a series of Deutsche DWS Investment Trust (“Trust”) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prosepectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 260 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 28, 2022.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/ Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.